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                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2009

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.):       [X] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Locust Wood Capital Advisers, LLC
Address:        1540 Broadway
                Suite 1504
                New York, NY  10036

Form 13F File Number:  28-11558

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Paul Morris
Title:          Chief Financial Officer
Phone:          (212) 354-0193
Signature, Place, and Date of Signing:

        /s/ Paul Morris          New York, NY               November 13, 2009

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   45

Form I3F Information Table Value Total:   $191,826 (thousands)

List of Other Included Managers:

No.             Form 13F File Number            Name

1.              28-11881                        Locust Wood Capital, LP

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                       FORM 13F INFORMATION TABLE (1)

COLUMN 1                       COLUMN  2          COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6     COL 7        COLUMN 8

                               TITLE OF                       VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER                 CLASS              CUSIP      (X$1000)  PRN AMT  PRN  CALL  DISCRETION   MNGRS  SOLE  SHARED   NONE
AMERICAN ELEC PWR INC          COM                025537101    6917     223200  SH          SOLE         NONE        223200
ANGLOGOLD ASHANTI LTD          SPONSORED ADR      035128206     815      20000  SH          SOLE         NONE         20000
ATLAS ENERGY RESOURCES LLC     COM                049303100    2707     100000  SH          SOLE         NONE        100000
AUTOMATIC DATA PROCESSING INC  COM                053015103    2948      75000  SH          SOLE         NONE         75000
BARRICK GOLD CORP              COM                067901108    1895      50000  SH          SOLE         NONE         50000
BERKSHIRE HATHAWAY INC DEL     CL B               084670207    6646       2000  SH          SOLE         NONE          2000
CHIMERA INVT CORP              COM                16934Q109    1146     300000  SH          SOLE         NONE        300000
CHUBB CORP                     COM                171232101    2863      56800  SH          SOLE         NONE         56800
CISCO SYS INC                  COM                17275R102    7547     320600  SH          SOLE         NONE        320600
CITIGROUP INC                  COM                172967101   10878    2247500  SH          SOLE         NONE       2247500
DIAGEO P L C                   SPON ADR NEW       25243Q205    4544      73900  SH          SOLE         NONE         73900
DOW CHEM CO                    COM                260543103    4693     180000  SH          SOLE         NONE        180000
ENCORE CAP GROUP INC           COM                292554102     273      20265  SH          SOLE         NONE         20265
ENTERGY CORP NEW               COM                29364G103    3194      40000  SH          SOLE         NONE         40000
EXXON MOBIL CORP               COM                30231G102    1461      21300  SH          SOLE         NONE         21300
FOREST CITY ENTERPRISES INC    CL A               345550107     678      50700  SH          SOLE         NONE         50700
GOLDMAN SACHS GROUP INC        COM                38141G104   12905      70000  SH          SOLE         NONE         70000
GRACE W R & CO DEL NEW         COM                38388F108     320      14700  SH          SOLE         NONE         14700
HEWLETT PACKARD CO             COM                428236103    9206     195000  SH          SOLE         NONE        195000
HOLLY ENERGY PARTNERS L P      COM UT LTD PTN     435763107    1159      29700  SH          SOLE         NONE         29700
HUDSON CITY BANCORP            COM                443683107    2289     174104  SH          SOLE         NONE        174104
INTERNATIONAL BUSINESS MACHS   COM                459200101    9569      80000  SH          SOLE         NONE         80000
ISHARES TR INDEX               FTSE XNHUA IDX     464287184     818      20000  SH          SOLE         NONE         20000
JPMORGAN CHASE & CO            COM                46625H100    5881     134200  SH          SOLE         NONE        134200
KAPSTONE PAPER & PACKAGING CO  COM                48562P103    2646     325000  SH          SOLE         NONE        325000
MAGELLAN MIDSTREAM PRTNRS LP   COM UNIT RP LP     559080106     832      22136  SH          SOLE         NONE         22136
MCDONALDS CORP                 COM                580135101    8561     150000  SH          SOLE         NONE        150000
MICROSOFT CORP                 COM                594918104    7649     300000  SH          SOLE         NONE        300000
MYRIAD PHARMACEUTICALS INC     COM                68256H107     440      75000  SH          SOLE         NONE         75000
ORACLE CORP                    COM                68389X105    6565     315000  SH          SOLE         NONE        315000
PFIZER INC                     COM                717081103    4469     270000  SH          SOLE         NONE        270000
PLAINS ALL AMERN PIPELINE L    UNIT LTD PRTN      726503105    6944     150000  SH          SOLE         NONE        150000
RANGE RES CORP                 COM                75281A109     555      11253  SH          SOLE         NONE         11253
SARA LEE CORP                  COM                803111103    1114     100000  SH          SOLE         NONE        100000
SCHERING PLOUGH CORP           COM                806605101    5512     195100  SH          SOLE         NONE        195100
SP ACQUISITION HOLDINGS INC    *W EXP 10/10/2012  78470A112     114    1270000  SH          SOLE         NONE       1270000
STAR GAS PARTNERS L P          UNIT LTD PARTNR    85512C105    5691    1567700  SH          SOLE         NONE       1567700
TRAVELERS COMPANIES INC        COM                89417E109    2954      60000  SH          SOLE         NONE         60000
US BANCORP DEL                 COM NEW            902973304    2140      97900  SH          SOLE         NONE         97900
WARNER CHILCOTT PLC IRELAND    SHS A              G94368100    1081      50000  SH          SOLE         NONE         50000
WELLS FARGO & CO NEW           PERP PFD CNV A     949746804     893       1000  SH          SOLE         NONE          1000
WELLS FARGO & CO NEW           COM                949746101    4227     150000  SH          SOLE         NONE        150000
WYETH                          COM                983024100   14574     300000  SH          SOLE         NONE        300000
XTO ENERGY INC                 COM                98385X106    4545     110000  SH          SOLE         NONE        110000
YAHOO INC                      COM                984332106    8905     500000  SH          SOLE         NONE        500000

(1) Neither this Form 13F Information Table nor the Form 13F Summary Page includes the managers' holdings of 122,300 preferred shares of "BANK OF AMERICA CORP.," CUSIP 060505831, as of September 30, 2009, the total value of which were $2,297,000; 320,000 common shares of "COLONY FINANCIAL INC.," CUSIP 19624R106, as of September 30, 2009, the total value of which were $6,256,000; 300,000 common shares of "GENERAL GROWTH PROPERTIES, INC.," CUSIP 370021107, as of September 30, 2009, the total value of which were $1,455,000; 765,000 common shares of "KKR PRIVATE EQUITY INVESTORS," CUSIP 9999271D0, as of September 30, 2009, the total value of which were $7,153,000; or 185,000 common shares of "NESTLE S.A. ADR," CUSIP 641069406, as of September 30, 2009, the total value of which were $7,898,000. The reason these shares are not listed is that these securities do not appear on the List of Section 13F Securities for the third quarter of fiscal year 2009.